Quarterly Report
November 30, 2021
MFS®  New Discovery Fund
NDF-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace & Defense – 1.9%
CACI International, Inc., “A” (a)	236,189	$61,274,512
Airlines – 1.2%
JetBlue Airways Corp. (a)	2,957,737	$39,692,831
Apparel Manufacturers – 2.1%
Allbirds, Inc., “A” (a)	693,778	$13,348,289
On Holding AG (a)	221,413	8,891,946
Skechers USA, Inc., “A” (a)	976,966	43,885,313
		$66,125,548
Automotive – 0.7%
Visteon Corp. (a)	222,274	$23,543,262
Biotechnology – 5.7%
Abcam PLC (a)	1,245,796	$28,089,932
Adaptive Biotechnologies Corp. (a)	407,145	10,622,413
AlloVir, Inc. (a)	524,822	9,163,392
Amicus Therapeutics, Inc. (a)	612,219	6,556,865
BioAtla, Inc. (a)	333,933	8,431,808
BioXcel Therapeutics, Inc. (a)	285,898	6,555,641
BridgeBio Pharma, Inc. (a)	245,224	9,931,572
Immunocore Holdings PLC, ADR (a)	229,749	8,268,667
Lyell Immunopharma, Inc. (a)	665,518	6,355,697
MaxCyte, Inc. (a)	1,267,735	12,651,995
Neurocrine Biosciences, Inc. (a)	147,104	12,246,408
Olink Holding AB (a)(l)	326,453	6,842,455
Oxford Nanopore Technologies PLC (a)	1,318,496	12,099,382
Prelude Therapeutics, Inc. (a)	322,319	4,605,939
Recursion Pharmaceuticals, Inc. (a)	904,578	17,295,531
Sana Biotechnology, Inc. (a)	513,674	9,764,943
Twist Bioscience Corp. (a)	141,229	13,487,370
		$182,970,010
Brokerage & Asset Managers – 4.9%
Focus Financial Partners, “A” (a)	775,152	$47,702,854
GCM Grosvenor, Inc.	827,478	9,482,898
GCM Grosvenor, Inc. (PIPE) (a)	1,262,527	14,468,560
Hamilton Lane, Inc., “A”	498,151	52,689,431
WisdomTree Investments, Inc.	5,320,259	32,666,390
		$157,010,133
Business Services – 13.1%
Endava PLC, ADR (a)	202,653	$31,723,301
EVO Payments, Inc., “A” (a)(h)	2,560,333	54,509,490
ExlService Holdings, Inc. (a)	386,074	50,139,430
Keywords Studios PLC	1,101,089	39,509,330
LegalZoom.com, Inc. (a)	1,163,250	20,950,133
Payoneer Global, Inc. (a)	3,885,610	30,113,477
Remitly Global, Inc. (a)	1,921,049	46,220,439
TaskUs, Inc., “A” (a)	440,371	19,618,528
Thoughtworks Holding, Inc. (a)	1,569,699	45,835,211
TriNet Group, Inc. (a)	288,231	28,909,569
WNS (Holdings) Ltd., ADR (a)	602,028	50,612,494
		$418,141,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.0%
Element Solutions, Inc.	1,328,713	$30,387,666
Ingevity Corp. (a)	488,585	35,134,148
		$65,521,814
Computer Software – 12.2%
8x8, Inc. (a)	1,107,278	$23,861,841
Alkami Technology, Inc. (a)	1,593,854	45,727,671
Avalara, Inc. (a)	112,504	15,714,559
Definitive Healthcare Corp. (a)	272,705	7,992,984
DoubleVerify Holdings, Inc. (a)	943,681	29,140,869
Everbridge, Inc. (a)	391,170	44,366,501
Expensify, Inc., “A” (a)	416,345	18,793,813
nCino, Inc. (a)	331,280	20,579,114
Open Lending Corp., “A” (a)	1,689,479	39,263,492
Pagerduty, Inc. (a)	681,655	24,164,670
Paycor HCM, Inc. (a)	1,584,888	46,659,103
Paylocity Holding Corp. (a)	88,363	22,297,519
Ping Identity Holding Corp. (a)	606,571	14,442,456
Procore Technologies, Inc. (a)	307,761	26,085,822
Zendesk, Inc. (a)	107,548	10,981,726
		$390,072,140
Computer Software - Systems – 5.1%
Nuvei Corp. (a)	308,624	$30,417,981
Q2 Holdings, Inc. (a)	682,636	54,815,671
Rapid7, Inc. (a)	622,930	77,280,696
		$162,514,348
Construction – 3.3%
AZEK Co., Inc. (a)	1,435,438	$56,297,879
Latch, Inc. (a)(l)	2,891,408	23,940,858
Trex Co., Inc. (a)	184,982	24,560,060
		$104,798,797
Consumer Services – 2.4%
Boyd Group Services, Inc.	101,496	$16,398,900
Bright Horizons Family Solutions, Inc. (a)	173,848	21,374,611
European Wax Center, Inc., “A” (a)	554,238	14,947,799
F45 Training Holdings, Inc. (a)	2,173,702	23,128,189
		$75,849,499
Electrical Equipment – 3.0%
Advanced Drainage Systems, Inc.	231,251	$28,608,061
Littlefuse, Inc.	70,421	21,019,260
Sensata Technologies Holding PLC (a)	814,523	45,368,931
		$94,996,252
Electronics – 1.4%
Advanced Energy Industries, Inc.	519,861	$45,586,611
Entertainment – 1.9%
Manchester United PLC, “A”	2,206,936	$34,008,884
Vivid Seats, Inc., “A”	2,223,528	25,792,925
		$59,801,809
Food & Beverages – 1.6%
Duckhorn Portfolio, Inc. (a)	1,063,273	$20,425,474
Dutch Bros, Inc., “A” (a)	203,639	10,760,285
Laird Superfood, Inc. (a)	105,353	1,404,355

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Oatly Group AB, ADR (a)	2,032,106	$18,187,349
		$50,777,463
Gaming & Lodging – 1.3%
Genius Sports Ltd. (a)	2,022,499	$19,233,965
Penn National Gaming, Inc. (a)	463,138	23,726,560
		$42,960,525
Leisure & Toys – 1.4%
Malibu Boats, Inc., “A” (a)	621,196	$43,154,486
Machinery & Tools – 2.5%
Hydrofarm Holdings Group, Inc. (a)	838,919	$27,684,327
Ritchie Bros. Auctioneers, Inc.	784,040	53,220,635
		$80,904,962
Medical & Health Technology & Services – 6.0%
Certara, Inc. (a)	1,505,150	$40,533,689
Charles River Laboratories International, Inc. (a)	35,362	12,937,895
Guardant Health, Inc. (a)	131,360	13,808,563
HealthEquity, Inc. (a)	442,276	24,183,652
ICON PLC (a)	88,281	23,877,362
LifeStance Health Group, Inc. (a)	1,930,399	15,327,368
Syneos Health, Inc. (a)	562,235	54,626,753
Talkspace, Inc. (a)	2,565,952	5,876,030
		$191,171,312
Medical Equipment – 3.9%
Gerresheimer AG	429,949	$39,520,419
Maravai Lifesciences Holdings, Inc., “A” (a)	643,053	29,541,855
Nevro Corp. (a)	221,396	19,279,163
OptiNose, Inc. (a)(l)	1,169,386	1,859,324
Outset Medical, Inc. (a)	319,520	15,145,248
PROCEPT BioRobotics Corp. (a)	370,025	12,073,916
Silk Road Medical, Inc. (a)	187,403	7,604,814
		$125,024,739
Network & Telecom – 0.5%
CoreSite Realty Corp., REIT	96,822	$16,561,403
Other Banks & Diversified Financials – 1.8%
First Interstate BancSystem, Inc.	693,828	$28,308,182
Prosperity Bancshares, Inc.	398,313	28,391,751
		$56,699,933
Pharmaceuticals – 1.8%
Annexon, Inc. (a)	487,334	$7,938,671
Collegium Pharmaceutical, Inc. (a)	511,358	8,989,674
Harmony Biosciences Holdings (a)	389,269	13,270,180
SpringWorks Therapeutics, Inc. (a)	260,790	18,737,761
Turning Point Therapeutics, Inc. (a)	246,268	9,372,960
		$58,309,246
Pollution Control – 1.0%
GFL Environmental, Inc.	816,890	$31,531,954

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.6%
Big Yellow Group PLC, REIT	1,284,237	$27,743,161
Innovative Industrial Properties, Inc., REIT	129,722	33,316,501
STAG Industrial, Inc., REIT	1,227,935	53,513,408
		$114,573,070
Specialty Chemicals – 1.4%
Axalta Coating Systems Ltd. (a)	1,483,227	$44,971,443
Specialty Stores – 5.5%
ACV Auctions, Inc. (a)	2,424,400	$51,348,792
Leslie's, Inc. (a)	2,835,786	59,438,075
Petco Health & Wellness Co., Inc. (a)	1,121,813	21,505,155
ThredUp, Inc. (a)	1,250,636	23,411,906
Vroom, Inc. (a)	1,522,785	21,060,116
		$176,764,044
Trucking – 2.7%
CryoPort, Inc. (a)	256,787	$17,060,928
Knight-Swift Transportation Holdings, Inc.	772,937	44,250,643
Schneider National, Inc.	973,214	23,941,065
		$85,252,636
Utilities - Electric Power – 0.9%
Shoals Technologies Group, Inc. (a)	1,002,284	$28,164,180
Total Common Stocks		$3,094,720,364
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.05% (v)	112,480,196	$112,480,196
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	10,032,440	$10,032,440

Other Assets, Less Liabilities – (0.6)%		(19,461,857)
Net Assets – 100.0%		$3,197,771,143
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $166,989,686 and $3,050,243,314, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,598,642,508	$14,468,560	$—	$2,613,111,068
United Kingdom	144,843,529	55,833,093	—	200,676,622
Canada	131,569,470	—	—	131,569,470
India	50,612,494	—	—	50,612,494
Germany	39,520,419	—	—	39,520,419
Ireland	23,877,362	—	—	23,877,362
Philippines	19,618,528	—	—	19,618,528
Switzerland	8,891,946	—	—	8,891,946
Sweden	6,842,455	—	—	6,842,455
Mutual Funds	122,512,636	—	—	122,512,636
Total	$3,146,931,347	$70,301,653	$—	$3,217,233,000
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2021, the value of securities loaned was $10,871,191. These loans were collateralized by cash of $10,032,440 and U.S. Treasury Obligations (held by the lending agent) of $1,154,819.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
EVO Payments, Inc., “A”	$43,081,063	$21,449,205	$1,808,776	$(419,368)	$(7,792,634)	$54,509,490
MFS Institutional Money Market Portfolio	122,912,898	289,290,595	299,723,297	—	—	112,480,196
ThredUp, Inc. *	23,974,692	—	—	—	(562,786)	$—
	$189,968,653	$310,739,800	$301,532,073	$(419,368)	$(8,355,420)	$166,989,686
Affiliated Issuers	Dividend Income	Capital Gain Distributions
EVO Payments, Inc., “A”	$—	$—
MFS Institutional Money Market Portfolio	13,551	—
ThredUp, Inc. *	—	—
	$13,551	$—
*	Held at period end. No longer considered an affiliated issuer.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.